Exhibit 99.1

LONGSHORE ADVISORS LLC

June 11, 2021

Banco Pichincha C.A.

Av. Amazonas 4560 y Pereira

Quito, Ecuador

U.S International Development Finance Corporation

1100 New York Avenue

Washington D.C. 20527

Brean Capital LLC

3 Times Square — 14th Floor

New York, NY 10036

International Mortgage Securitizations, LLC

2503-D N. Harrison Street, #1127

Arlington, VA 22207

(Terms not defined herein will have the meaning as set forth in the Engagement Letter dated March 5, 2021 between Longshore Advisors LLC and Banco Pichincha C.A)

In accordance with the Engagement Letter dated March 5, 2021, between Longshore Advisors LLC (“Longshore”) and Banco Pichincha C.A. (the “Company”), Longshore has performed the procedures agreed upon (“AUP”) with respect to the mortgage loan portfolio (the “Portfolio”) of the Company to be transferred to establish the Fideicomiso Mercantil Titularización Hipotecaria de Banco Pichincha 5 (the “Trust”).  Longshore completed the AUP solely to assist the Company in the transfer of the Portfolio to the Trust and for the benefit of International Mortgage Securitizations LLC (“IMS”), Brean Capital, LLC (“Brean”), and the United States International Development Finance Corporation (“DFC”), together with the Company, IMS and Brean, the “Parties” and each a “Party”.

Longshore performed the AUP on a randomly selected sample of 150 mortgage loans from the Portfolio (the “Loans” or “Sample”), attached as Exhibit A, that meet the eligibility criteria of the Trust as follows:

1.              For the Sample, Longshore compared the following information from the Data File to the respective Mortgage Loan File: Loan Number, Date of Disbursement, Original Note Amount, Original Interest Rate, Interest Margin, Original Amortization in Number of Months, Original Monthly Principal and Interest Payment, Income (Whereby income should be greater than or equal to the income included in the Data File.  For operations disbursed before 2012, we compared the income information with the income included in the form of initial analysis. For operations disbursed after 2012, we confirmed the income information with support documentation.), Total Debts, Quick Sale Appraised Value and Property Location (City and State), type of income (Dependent, Independent or Mixed). This comparison was made on the client’s file (physical or digital) or in the origination and disbursement systems of the Client;

2.              For the Sample, Longshore compared the following information with the copy of the mortgage deed: i) First and last name of the debtor, ii) Identity card number of the debtor;

3.              For the Sample, Longshore recalculated the mathematical accuracy of the CIN (original mortgage-debt payment to total family income) and DIN (original total debt payment to family income) based on income as registered in the Data File, original total monthly payments and total debt vs. ratios calculated in the pool based on the formulas used by the Client in their analysis;

Fideicomiso Mercantil Titularización Hipotecaria de Banco Pichincha 5 securitization transaction

4.              Regarding the insurance policies that cover the borrowers or the operations (credit life insurance and fire/lightning insurance), Longshore obtained written confirmations from the insurance companies as to the following: Insurance company name, Policy number, Coverage Amount, Deductible Amount, Description of insured amount, schedule of the clients that are covered by the policy (Full name of the client, Identity card number of the client, operation number), and insured property address;

5.              With the responses to the written confirmations required in the procedure #4, Longshore performed the following: compare that the policy number (credit life insurance and fire/lightning insurance) and the name of the insurer are the same as the data included in the Data File, compare that the credit life insurance amount is greater than or equal to the unpaid balance of the loan, compare that the fire/lighting insurance amount is greater than or equal to the replacement value of the guarantee, compare that the insured property address is consistent with the address included in the mortgage deed.

FINDINGS

As provided for in Table 1.0 below, Longshore identified 20 exceptions, across 3,470 data points, for an exception ratio of 0.6%.  Additionally, Longshore identified 130 differences that were deemed “Process” exceptions.  Process exceptions were caused by the Company’s internal data mapping process relative to the layout of the source documents used by Longshore to validate the data fields.  This is further detailed in the body of this report under the Process Exceptions Section.  For purposes of calculating the exception ratio, Process exceptions were excluded.

Table 1.0: Summary of Findings

			Data Validitated		Process
Step	Field#	Field	Yes	No	Exceptions	No %
1	2	Date of Disbursment	150	0		0%
1	3	Original Note Amount	150	0		0%
1	4	Original Interest Rate	149	1		1%
1	5	Interest Margin	150	0		0%
1	6	Term	150	0		0%
1	7	Original Monthly Installment (Principal + Interests)	70	0	80	0%
1	8	Income	150	0		0%
1	9	Total debts	150	0		0%
1	10	Quick Sale Appraisal (avaulo de realizacion)	150	0		0%
1	11	City	150	0		0%
1	12	State	150	0		0%
1	13	Source of income	149	1		1%
2	1	First Name	147	3		2%
2	2	Last Name	149	1		1%
2	3	Client ID /Identity Card #	150	0		0%
3	1	(CIN) Original Payment Fee to Income Ratio	100	0	50	0%
3	2	(DIN) Original debt to income ratio	150	0		0%
5	i.1	Credit Life-Loan life insurance (Policy number)	149	1		1%
5	i.2	Credit Life-Insurance Company Name	149	1		1%
5	ii	Credit Life-Coverage amount	147	3		2%
5	iv	Credit Life-Insured property address	n/a	n/a		n/a
5	i.1	Fire/Lightning-Loan life insurance (Policy number)	149	1		1%
5	i.2	Fire/Lightning-Insurance Company Name	149	1		1%
5	iii	Fire/Lightning-Coverage amount	147	3		2%
5	iv	Fire/Lightning-Insured property address	146	4		3%
			3,450	20	130	0.6%

As provided in Table1.1 below, Longshore identified one exception in the Interest Rate field, resulting in a follow up request to the Company for an updated screenshot from their servicing system.  Longshore was able to validate its finding using the screenshot to match to the data tape and found the original source document to be incorrect.

Table 1.1: Original Interest Rate

Field	Original Interest Rate
Step, Field#	1, 4

Loan ID	Original Interest Rate	Match (Y/N)	If N, Actual Finding	Validation Document	Count
8000048306	0.000%	N	10.750%	Contracto de Mutuo	1
					1

As provided in Table1.2 below, Longshore identified one exception in the Source of Income field.  The Company indicated that the Data File needed updating.

Table 1.2: Source of Income

Field	Source of income
Step, Field#	1, 13

Loan ID	Source of income	Match (Y/N)	If N, Actual Finding	Validation Document	Count
8002268306	DEPENDIENTE	N	Mixto	Screen Prints	1
					1

As provided in Table 1.3 below, Longshore identified three exceptions in the First Name field.  The Company indicated that the Data File needed updating.

Table 1.3: Borrower First Name

Field	First Name
Step, Field#	2, 1

Loan ID	First Name	Match (Y/N)	If N, Actual Finding	Validation Document	Count
75660500	[REDACTED]	N	[REDACTED]	Tabla de Pagos	1
8000264674	[REDACTED]	N	[REDACTED]	Tabla de Pagos	1
8002248000	[REDACTED]	N	[REDACTED]	Tabla de Pagos	1
					3

As provided in Table1.4 below, Longshore identified one exception in the Last Name field.  The Company indicated that the Data File needed updating.

Table 1.4: Borrower Last Name

Field	Last Name
Step, Field#	2, 2

Loan ID	Last Name	Match (Y/N)	If N, Actual Finding	Validation Document	Count
8000264674	[REDACTED]	N	[REDACTED]	Tabla de Pagos	1
					1

As provided in Table1.5 below, Longshore identified one exception in the Life Insurance certification from the Insurer.  In this instance, the loan id was not yet created by the Insurer and did not appear in the insurance certification.

Table 1.5: Loan Life Insurance Policy Number

Field	Fire/Lightning - Loan life insurance (Policy number)
Step, Field#	5, i.1

Loan ID	Fire/Lightning - Loan life insurance (Policy number)	Match (Y/N)	If N, Actual Finding	Validation Document	Count
8002302638	No Number on Data Tape	N	Not on Cert.	Certificados Seguros	1
					1

As provided in Table1.6, below, Longshore identified one exception in the Fire/Lightning Insurance Company name field.  In this instance, the loan id was not yet created by the Insurer and did not appear in the insurance certification.

Table 1.6: Insurance Company Name

Field	Fire/Lightning - Insurance Company Name
Step, Field#	5, i.2

Loan ID	Fire/Lightning - Insurance Company Name	Match (Y/N)	If N, Actual Finding	Validation Document	Count
8002302638	No Number on Data Tape	N	Not on Certificate	Certificados Seguros	1
					1

As provided in Table1.7 below, Longshore identified three exceptions in the Fire/Lightning Insurance Cover Amount field as compared to replacement value in the appraisal.  Also, one loan id was not yet created by the Insurer and did not appear in the insurance certification.

Table 1.7: Coverage Amount

Field	Fire/Lightning - Coverage amount
Step, Field#	5, iii

Loan ID	Fire/Lightning - Coverage amount	Match (Y/N)	Validation Document (Appraisal)	If N, Actual Finding (if No, type in the amount found in the Appraisal)	Replacement value	Count
8001444473	69,750.17	N	Avaluo	130,950.40		1
8002297643	84,298.40	N	Avaluo	84,098.40	84,098.40	1
8002302638	No Number on Data Tape	N	Not on Cert.	Certificados Seguros	Not on Cert.	1
						3

As provided in Table1.8 below, Longshore identified four exceptions in the Fire/Lightning Insured Property Address field by using the appraisal as the primary source document. When the appraisal did not accurately reflect the address, Longshore used the mortgage deed as the secondary source document.  Also, one loan id was not yet created by the Insurer and did not appear in the insurance certification.

Table 1.8: Insured Property Address

Field	Fire/Lightning - Insured property address
Step, Field#	5, iv

Loan ID	Fire/Lightning - Insured property address	Match (Y/N)	If N, Actual Finding will be address in the appraisal	Validation Document (Appraisal)	Appraisal address	Count
93920300	Not Provided on Data File	N	[REDACTED]	Avaluo/Mortgage Deed		1
146494500	Not Provided on Data File	N	[REDACTED]	Avaluo/Mortgage Deed		1
8000201730	Not Provided on Data File	N	[REDACTED]	Avaluo/Mortgage Deed		1
8002302638	No Number on Data Tape	N	Not on Cert.	Avaluo/Mortgage Deed		1
						4

PROCESS EXCEPTIONS

Longshore classified certain differences across three fields as “Process” exceptions.  Our reasoning for doing so is primarily due to system limitations in populating the First Monthly Installment field.  This field, when generated by the Company’s system will, in some cases, show a zero ($0.00) dollar amount.  The reason for this is that the Company offers borrowers the option to delay payment of principal and interest for up to three months (a “Grace Period”).  Should the borrower accept this option, months one, two and three could potentially show a zero ($0.00) dollar amount in this field, thereby, making month four the actual First Monthly Installment period when the full Grace Period is chosen.  The Company informed Longshore that their mapping process for extracting the data can only capture data for a single period therefore, the data generated from the system could showed a zero ($0.00) dollar amount in this field for loans with a Grace Period.

From the 150 Loan Sample, Longshore observed 80 exceptions when compared to the loan amortization schedule (the “Tabla de Pagos”) source document.  See Table 2.0, below.  It should be noted that the dollar amount differences between the payment periods picked up in the data file as compared to the correct period on the source document were minor, since the correct period was consistently within one month.

Furthermore, since the First Monthly Installment field is a component of the Original Payment Fee to Income Ratio, this fields had 50 Process exceptions.  See Table 2.1 below.  It should also be noted with this calculation that the dollar amount differences between the payment periods picked up in the data file as compared to the correct period on the source document were minor, since the correct period was consistently within one month.

Table 2.0: Original Monthly Installment

Field	Original Monthly Installment (Principal + Interests)
Step, Field#	1, 7

Loan ID	Original Monthly Installment (Principal + Interests)	Match (Y/N)	If N, Actual Finding	Validation Document	Count
36446300	[REDACTED]	N	[REDACTED]	Tabla de Pagos	1
61579600	[REDACTED]	N	[REDACTED]	Tabla de Pagos	1
143046500	[REDACTED]	N	[REDACTED]	Tabla de Pagos	1
146225300	[REDACTED]	N	[REDACTED]	Tabla de Pagos	1
149394600	[REDACTED]	N	[REDACTED]	Tabla de Pagos	1
160999700	[REDACTED]	N	[REDACTED]	Tabla de Pagos	1
8000003212	[REDACTED]	N	[REDACTED]	Tabla de Pagos	1
8000038868	[REDACTED]	N	[REDACTED]	Tabla de Pagos	1
8000066115	[REDACTED]	N	[REDACTED]	Tabla de Pagos	1
8000073754	[REDACTED]	N	[REDACTED]	Tabla de Pagos	1
8000160265	[REDACTED]	N	[REDACTED]	Tabla de Pagos	1
8000201730	[REDACTED]	N	[REDACTED]	Tabla de Pagos	1
8000204269	[REDACTED]	N	[REDACTED]	Tabla de Pagos	1
8000265938	[REDACTED]	N	[REDACTED]	Tabla de Pagos	1
8000277812	[REDACTED]	N	[REDACTED]	Tabla de Pagos	1
8000358242	[REDACTED]	N	[REDACTED]	Tabla de Pagos	1
8000389983	[REDACTED]	N	[REDACTED]	Tabla de Pagos	1
8000404687	[REDACTED]	N	[REDACTED]	Tabla de Pagos	1
8000426017	[REDACTED]	N	[REDACTED]	Tabla de Pagos	1
8000430801	[REDACTED]	N	[REDACTED]	Tabla de Pagos	1
8000467988	[REDACTED]	N	[REDACTED]	Tabla de Pagos	1
8000516959	[REDACTED]	N	[REDACTED]	Tabla de Pagos	1
8000612585	[REDACTED]	N	[REDACTED]	Tabla de Pagos	1
8000661146	[REDACTED]	N	[REDACTED]	Tabla de Pagos	1
8000665716	[REDACTED]	N	[REDACTED]	Tabla de Pagos	1
8000665860	[REDACTED]	N	[REDACTED]	Tabla de Pagos	1
8000685892	[REDACTED]	N	[REDACTED]	Tabla de Pagos	1
8000693631	[REDACTED]	N	[REDACTED]	Tabla de Pagos	1
8000700200	[REDACTED]	N	[REDACTED]	Tabla de Pagos	1
8000758669	[REDACTED]	N	[REDACTED]	Tabla de Pagos	1
8000771511	[REDACTED]	N	[REDACTED]	Tabla de Pagos	1
8000791338	[REDACTED]	N	[REDACTED]	Tabla de Pagos	1
8000804056	[REDACTED]	N	[REDACTED]	Tabla de Pagos	1
8000840055	[REDACTED]	N	[REDACTED]	Tabla de Pagos	1
8000859510	[REDACTED]	N	[REDACTED]	Tabla de Pagos	1
8000859728	[REDACTED]	N	[REDACTED]	Tabla de Pagos	1
8000860923	[REDACTED]	N	[REDACTED]	Tabla de Pagos	1
8000932202	[REDACTED]	N	[REDACTED]	Tabla de Pagos	1
8000932476	[REDACTED]	N	[REDACTED]	Tabla de Pagos	1
8000945313	[REDACTED]	N	[REDACTED]	Tabla de Pagos	1
8001112695	[REDACTED]	N	[REDACTED]	Tabla de Pagos	1
8001152488	[REDACTED]	N	[REDACTED]	Tabla de Pagos	1
8001221105	[REDACTED]	N	[REDACTED]	Tabla de Pagos	1
8001273897	[REDACTED]	N	[REDACTED]	Tabla de Pagos	1
8001300214	[REDACTED]	N	[REDACTED]	Tabla de Pagos	1
8001332952	[REDACTED]	N	[REDACTED]	Tabla de Pagos	1
8001333395	[REDACTED]	N	[REDACTED]	Tabla de Pagos	1
8001340630	[REDACTED]	N	[REDACTED]	Tabla de Pagos	1
8001347237	[REDACTED]	N	[REDACTED]	Tabla de Pagos	1
8001388678	[REDACTED]	N	[REDACTED]	Tabla de Pagos	1
8001394223	[REDACTED]	N	[REDACTED]	Tabla de Pagos	1
8001420031	[REDACTED]	N	[REDACTED]	Tabla de Pagos	1
8001420795	[REDACTED]	N	[REDACTED]	Tabla de Pagos	1
8001421652	[REDACTED]	N	[REDACTED]	Tabla de Pagos	1
8001444473	[REDACTED]	N	[REDACTED]	Tabla de Pagos	1
8001449562	[REDACTED]	N	[REDACTED]	Tabla de Pagos	1
8001461426	[REDACTED]	N	[REDACTED]	Tabla de Pagos	1
8001477569	[REDACTED]	N	[REDACTED]	Tabla de Pagos	1
8001494059	[REDACTED]	N	[REDACTED]	Tabla de Pagos	1
8001500688	[REDACTED]	N	[REDACTED]	Tabla de Pagos	1
8001514769	[REDACTED]	N	[REDACTED]	Tabla de Pagos	1
8001535368	[REDACTED]	N	[REDACTED]	Tabla de Pagos	1
8001552020	[REDACTED]	N	[REDACTED]	Tabla de Pagos	1
8001615203	[REDACTED]	N	[REDACTED]	Tabla de Pagos	1
8001646956	[REDACTED]	N	[REDACTED]	Tabla de Pagos	1
8001686244	[REDACTED]	N	[REDACTED]	Tabla de Pagos	1
8001691369	[REDACTED]	N	[REDACTED]	Tabla de Pagos	1
8001720211	[REDACTED]	N	[REDACTED]	Tabla de Pagos	1
8001723776	[REDACTED]	N	[REDACTED]	Tabla de Pagos	1
8001737606	[REDACTED]	N	[REDACTED]	Tabla de Pagos	1
8002239191	[REDACTED]	N	[REDACTED]	Tabla de Pagos	1
8002250309	[REDACTED]	N	[REDACTED]	Tabla de Pagos	1
8002260805	[REDACTED]	N	[REDACTED]	Tabla de Pagos	1
8002268306	[REDACTED]	N	[REDACTED]	Tabla de Pagos	1
8002275171	[REDACTED]	N	[REDACTED]	Tabla de Pagos	1
8002275793	[REDACTED]	N	[REDACTED]	Tabla de Pagos	1
8002286296	[REDACTED]	N	[REDACTED]	Tabla de Pagos	1
8002287873	[REDACTED]	N	[REDACTED]	Tabla de Pagos	1
8002297643	[REDACTED]	N	[REDACTED]	Tabla de Pagos	1
8002302638	[REDACTED]	N	[REDACTED]	Tabla de Pagos	1
					80

Process Errors for the Original Monthly Installment field also impacted the Original Payment Fee to Income field and the Total Debts to Income field since those ratios use the Original Monthly Installment amount as part of their ratio calculations.  Longshore observed 50 exceptions where the Original Monthly Installment used was the mapping error installment

Table 2.1: Original Payment Fee to Income

Field	(CIN) Original Payment Fee to Income Ratio
Step	3, 1
Field#	1
# Exceptions	50

Loan ID	(CIN) Original Payment Fee to Income Ratio	Match (Y/N)	Actual Finding	Validation Document	Count
146225300	[REDACTED]	N	[REDACTED]		1
8000073754	[REDACTED]	N	[REDACTED]		1
8000201730	[REDACTED]	N	[REDACTED]		1
8000204269	[REDACTED]	N	[REDACTED]		1
8000277812	[REDACTED]	N	[REDACTED]		1
8000358242	[REDACTED]	N	[REDACTED]		1
8000426017	[REDACTED]	N	[REDACTED]		1
8000467988	[REDACTED]	N	[REDACTED]		1
8000516959	[REDACTED]	N	[REDACTED]		1
8000665716	[REDACTED]	N	[REDACTED]		1
8000700200	[REDACTED]	N	[REDACTED]		1
8000758669	[REDACTED]	N	[REDACTED]		1
8000771511	[REDACTED]	N	[REDACTED]		1
8000791338	[REDACTED]	N	[REDACTED]		1
8000804056	[REDACTED]	N	[REDACTED]		1
8000840055	[REDACTED]	N	[REDACTED]		1
8000859510	[REDACTED]	N	[REDACTED]		1
8000860923	[REDACTED]	N	[REDACTED]		1
8000932202	[REDACTED]	N	[REDACTED]		1
8000945313	[REDACTED]	N	[REDACTED]		1
8001112695	[REDACTED]	N	[REDACTED]		1
8001152488	[REDACTED]	N	[REDACTED]		1
8001221105	[REDACTED]	N	[REDACTED]		1
8001273897	[REDACTED]	N	[REDACTED]		1
8001300214	[REDACTED]	N	[REDACTED]		1
8001333395	[REDACTED]	N	[REDACTED]		1
8001340630	[REDACTED]	N	[REDACTED]		1
8001347237	[REDACTED]	N	[REDACTED]		1
8001388678	[REDACTED]	N	[REDACTED]		1
8001394223	[REDACTED]	N	[REDACTED]		1
8001420031	[REDACTED]	N	[REDACTED]		1
8001421652	[REDACTED]	N	[REDACTED]		1
8001444473	[REDACTED]	N	[REDACTED]		1
8001449562	[REDACTED]	N	[REDACTED]		1
8001461426	[REDACTED]	N	[REDACTED]		1
8001477569	[REDACTED]	N	[REDACTED]		1
8001500688	[REDACTED]	N	[REDACTED]		1
8001535368	[REDACTED]	N	[REDACTED]		1
8001686244	[REDACTED]	N	[REDACTED]		1
8001720211	[REDACTED]	N	[REDACTED]		1
8002239191	[REDACTED]	N	[REDACTED]		1
8002250309	[REDACTED]	N	[REDACTED]		1
8002260805	[REDACTED]	N	[REDACTED]		1
8002268306	[REDACTED]	N	[REDACTED]		1
8002275171	[REDACTED]	N	[REDACTED]		1
8002275793	[REDACTED]	N	[REDACTED]		1
8002286296	[REDACTED]	N	[REDACTED]		1
8002287873	[REDACTED]	N	[REDACTED]		1
8002297643	[REDACTED]	N	[REDACTED]		1
8002302638	[REDACTED]	N	[REDACTED]		1
					50

Longshore Advisors LLC

By:
Name: Walter Marotta
Title: President

EXHIBIT A — SAMPLE LOAN ID’s

Sample ID	Date of analysis	Client ID Encrypted	Sample ID	Date of analysis	Client ID Encrypted	Sample ID	Date of analysis	Client ID Encrypted
1	2021-02-26	00000065720104	51	2021-02-26	00003197221900	101	2021-02-26	00007039770917
2	2021-02-26	00000117711804	52	2021-02-26	00003231471206	102	2021-02-26	00007068721104
3	2021-02-26	00000133010603	53	2021-02-26	00003285390914	103	2021-02-26	00007074501714
4	2021-02-26	00000152471710	54	2021-02-26	00003371181714	104	2021-02-26	00007114480101
5	2021-02-26	00000155971104	55	2021-02-26	00003506321706	105	2021-02-26	00007134321707
6	2021-02-26	00000202801718	56	2021-02-26	00003564321721	106	2021-02-26	00007213181709
7	2021-02-26	00000229480702	57	2021-02-26	00003583031707	107	2021-02-26	00007396431707
8	2021-02-26	00000250150703	58	2021-02-26	00003627580917	108	2021-02-26	00007476541714
9	2021-02-26	00000342601721	59	2021-02-26	00003749430918	109	2021-02-26	00007558280918
10	2021-02-26	00000410170922	60	2021-02-26	00003797661703	110	2021-02-26	00007669410602
11	2021-02-26	00000431291707	61	2021-02-26	00003836241715	111	2021-02-26	00007769560918
12	2021-02-26	00000772821302	62	2021-02-26	00003981120201	112	2021-02-26	00007867921707
13	2021-02-26	00000995360401	63	2021-02-26	00004058411713	113	2021-02-26	00007937961311
14	2021-02-26	00001025891803	64	2021-02-26	00004112030400	114	2021-02-26	00007954680703
15	2021-02-26	00001034211001	65	2021-02-26	00004171241724	115	2021-02-26	00007961891707
16	2021-02-26	00001053241707	66	2021-02-26	00004188431003	116	2021-02-26	00008064501102
17	2021-02-26	00001181081710	67	2021-02-26	00004198391718	117	2021-02-26	00008125721715
18	2021-02-26	00001194631717	68	2021-02-26	00004289350102	118	2021-02-26	00008196390101
19	2021-02-26	00001239331307	69	2021-02-26	00004307891715	119	2021-02-26	00008244940105
20	2021-02-26	00001288990912	70	2021-02-26	00004379451711	120	2021-02-26	00008291970914
21	2021-02-26	00001299320703	71	2021-02-26	00004394521001	121	2021-02-26	00008400200914
22	2021-02-26	00001463921708	72	2021-02-26	00004501300703	122	2021-02-26	00008408651803
23	2021-02-26	00001583231103	73	2021-02-26	00004562241002	123	2021-02-26	00008440980400
24	2021-02-26	00001587031707	74	2021-02-26	00004684821202	124	2021-02-26	00008443601714
25	2021-02-26	00001637390103	75	2021-02-26	00004692672100	125	2021-02-26	00008468941714
26	2021-02-26	00001663311205	76	2021-02-26	00004739850917	126	2021-02-26	00008474161307
27	2021-02-26	00001861460101	77	2021-02-26	00004786691305	127	2021-02-26	00008496261705
28	2021-02-26	00001900000702	78	2021-02-26	00004813840701	128	2021-02-26	00008621250102
29	2021-02-26	00001941291310	79	2021-02-26	00004827410301	129	2021-02-26	00008651840301
30	2021-02-26	00002074040912	80	2021-02-26	00004847431758	130	2021-02-26	00008763231803
31	2021-02-26	00002106540905	81	2021-02-26	00004969031600	131	2021-02-26	00008823931707
32	2021-02-26	00002119131718	82	2021-02-26	00005022411721	132	2021-02-26	00008905890912
33	2021-02-26	00002128261704	83	2021-02-26	00005169370102	133	2021-02-26	00008936881716
34	2021-02-26	00002135560601	84	2021-02-26	00005207401307	134	2021-02-26	00008943420904
35	2021-02-26	00002182001715	85	2021-02-26	00005227600102	135	2021-02-26	00009067980103
36	2021-02-26	00002296100502	86	2021-02-26	00005471771757	136	2021-02-26	00009086991305
37	2021-02-26	00002455051710	87	2021-02-26	00005478400103	137	2021-02-26	00009218550300
38	2021-02-26	00002494841717	88	2021-02-26	00005581591707	138	2021-02-26	00009268950400
39	2021-02-26	00002519801704	89	2021-02-26	00005876331710	139	2021-02-26	00009308160911
40	2021-02-26	00002520411709	90	2021-02-26	00005878131001	140	2021-02-26	00009334481802
41	2021-02-26	00002654401708	91	2021-02-26	00005994330909	141	2021-02-26	00009378011705
42	2021-02-26	00002687770913	92	2021-02-26	00006349521713	142	2021-02-26	00009404500101
43	2021-02-26	00002720160916	93	2021-02-26	00006397940104	143	2021-02-26	00009413231706
44	2021-02-26	00002775620103	94	2021-02-26	00006443231714	144	2021-02-26	00009428270905
45	2021-02-26	00002783131002	95	2021-02-26	00006446451103	145	2021-02-26	00009455641101
46	2021-02-26	00002811771720	96	2021-02-26	00006530781803	146	2021-02-26	00009634350400
47	2021-02-26	00002851701900	97	2021-02-26	00006606170501	147	2021-02-26	00009816491709
48	2021-02-26	00003033390919	98	2021-02-26	00006815381709	148	2021-02-26	00009851251703
49	2021-02-26	00003075170104	99	2021-02-26	00006909081207	149	2021-02-26	00009899491709
50	2021-02-26	00003135040503	100	2021-02-26	00006942510915	150	2021-02-26	00009906381000